LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2024
LEASE OBLIGATIONS
LEASE OBLIGATIONS
16.	LEASE OBLIGATIONS

The Company has lease contracts for mining equipment, vehicles, and buildings. Leases of mining equipment have lease terms of two years, while vehicles and buildings generally have lease terms between three and five years.

(a)Lease obligations

	December 31,	December 31,
	2024	2023
Beginning of year	$2,908	$3,173
Acquisition of Contact Gold Corp. (note 12)	27	—
Additions	1,590	484
Interest expense (note 7)	160	156
Lease payments	(1,511)	(1,125)
Derecognition	(586)	—
Due to changes in exchange rates	(409)	220
End of year	$2,179	$2,908

Current (note 14)	$833	$915
Non-current	1,346	1,993
	$2,179	$2,908

(b)Lease expenses recognized

	Year ended December 31
	2024	2023
Interest on lease liabilities	$160	$156
Variable lease payments not included in the measurement of lease liabilities	18,396	12,905
Expenses relating to short-term leases	952	241
Expenses relating to leases of low-value assets, excluding short-term leases	64	79
	$19,572	$13,381